Segment Information	6 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 19 – SEGMENT INFORMATION

Operating segments are reported in a manner consistent with the internal reporting provided to the management for decision making. Management has identified three operating segments which are installation and maintenance, housekeeping and senior care services. Operations for senior care services began in August 2019. The Company started generating revenue from this new segment in August 2019. These operating segments are monitored and strategic decisions are made on the basis of segmental profit margins. Segment profit is defined as net sales reduced by cost of revenue and other related operating expenses. The results are shown as follows for the six months ended December 31, 2021 and 2020:

	For the six months ended December 31,
Revenue	2021	2020
Installation and maintenance	$21,979,399	$32,055,964
Housekeeping	8,009,015	9,630,598
Senior care services	4,091,068	2,404,491
Total	$34,079,482	$44,091,053

	For the six months ended December 31,
Gross Profit	2021	2020
Installation and maintenance	$7,286,334	$12,218,084
Housekeeping	1,321,638	2,272,276
Senior care services	2,063,431	1,294,480
Total	$10,671,403	$15,784,840

Current Assets	December 31, 2021	June 30, 2021
Installation and maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Unallocated current assets	72,349,827	65,766,598
Total	$72,349,827	$65,766,598

Non-current Assets	December 31, 2021	June 30, 2021
Installation and maintenance	$-	$-
Housekeeping	-	-
Senior care services	4,699,124	4,966,998
Unallocated non-current assets	2,961,146	3,621,202
Total	$7,660,270	$8,588,200

On account of the Company’s business model, assets, operating expense, profit or loss, liabilities and other material items could not be separated into each operating segment. As the Company’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.